Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 219,786	$ 271,518	$ 322,006
Cost of revenues
Cost of revenues	152,829	175,018	170,095
Gross profit	66,957	96,500	151,911
Operating expenses
Research and development, net	50,060	56,026	43,729
Sales and marketing	66,836	71,067	58,752
General and administrative	37,592	39,289	36,637
Total operating expenses	154,488	166,382	139,118
Operating income (loss)	(87,531)	(69,882)	12,793
Financial income, net	24,150	13,382	2,599
Income (loss) before income taxes (tax benefit)	(63,381)	(56,500)	15,392
Taxes on income (tax benefit)	970	22,565	(135)
Net income (loss)	$ (64,351)	$ (79,065)	$ 15,527
Basic earnings (losses) per ordinary share (in Dollars per share)	$ (1.31)	$ (1.59)	$ 0.33
Diluted earnings (losses) per ordinary share (in Dollars per share)	$ (1.31)	$ (1.59)	$ 0.32
Products
Revenues
Revenues	$ 161,045	$ 222,502	$ 282,637
Cost of revenues
Cost of revenues	91,516	125,935	132,730
Services
Revenues
Revenues	58,741	49,016	39,369
Cost of revenues
Cost of revenues	$ 61,313	$ 49,083	$ 37,365